UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000
                                                        ---------

Check here if Amendment [  ]; Amendment Number:
                                                --------------
This Amendment (Check only one.):   [   ] is a restatement.
                                    [   ] adds new holdings  entries.

Institutional Investment Manager Filing this Report:

Name:                 Mills Value Adviser, Inc.
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Address:              707 East Main Street
                  ---------------------------------------
                      Richmond, Virginia  23219
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Form 13F File Number:                       28-7718
                                            -------

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                 Bradley A. Brown
                  --------------------------------------------
Title:                Vice President, Secretary/Treasurer
                  --------------------------------------------
Phone:                (804) 344-3532
                  --------------------------------------------

Signature, Place, and Date of Signing:


/s/ Bradley A. Brown              Richmond, Virginia            November 3, 2000
--------------------------------------------------------------------------------
[Signature]                          [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                               0
                                                      --------------------------

 Form 13F Information Table Entry Total:                        27
                                                      --------------------------

 Form 13F Information Table Value Total (thousands):      $75,254,606
                                                      --------------------------



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                         Item 1               Item 2    Item 3        Item 4                     Item 5
                         ------               ------    ------        ------                     ------
                                             Title of    CUSIP      Fair Market    Price per     Shares of
                     Name of Issuer            Class    Number          Value         Share   Principal Amount
---------------------------------------------------------------------------------------------------------------
Aladdin Knowledge Systems                   cs         M0392N101    $15,537,873.75    7.250    2,143,155.000
Approved Mortgage Corp.                     cs         038327102       $135,039.90    0.690      195,710.000
Capital One Financial Corp.                 cs         14040h105       $235,401.60   70.060        3,360.000
CitiGroup Corp.                             cs         172967101     $1,412,695.92   54.060       26,132.000
Commonwealth Biotechnologies, Inc.          cs         202739108     $3,955,497.61    7.690      514,369.000
ECI Telecom Ltd.                            cs         268258100     $3,062,000.00   30.620      100,000.000
EntreMed, Inc.                              cs         29382F103    $17,146,783.89   27.810      616,569.000
First Union Corp.                           cs         337358105       $622,876.50   32.190       19,350.000
General Electric Co.                        cs         369604103     $1,401,867.00   57.690       24,300.000
Humphrey Hospitality Trust                  cs; REIT   445467103       $466,589.16    7.810       59,742.530
Koger Equity, Inc.                          cs         500228101       $170,000.00   17.000       10,000.000
Lucent Technologies, Inc.                   cs         549463107       $334,815.36   30.560       10,956.000
Microsoft Corp.                             cs         594918104       $446,294.00   60.310        7,400.000
Midwest Express Holdings                    cs         597911106       $216,893.60   20.120       10,780.000
Pfizer, Inc.                                cs         717081103       $269,640.00   44.940        6,000.000
Philip Morris Companies, Inc.               cs         718154107       $591,744.00   29.440       20,100.000
Shire Pharmaceuticals-ADR                   cs ADR     82481r06      $4,465,130.00   51.620       86,500.000
Sony Corp. - ADR New                        cs; ADR    835699307       $605,640.00  100.940        6,000.000
Sun International Hotels LTD                cs         p8797t133       $408,966.25   19.250       21,245.000
Virginia Gas Company                        cs         927814103     $3,000,217.50    3.750      800,058.000
Vodafone Group PLC                          cs; ADR    9285T107        $236,800.00   37.000        6,400.000
World Acceptance Corp.                      cs         981419104    $15,896,250.00    5.063    3,140,000.000
AIM Invt Fds Global Telecommunications Cl   mf; cl A   00141t403       $251,798.24   34.080        7,388.446
AIM Invt Fds Global Telecommunications Cl   mf; cl b   00141t403       $289,791.65   35.750        8,106.060
Franklin Virginia Tax Free Income Fund      mf; cl A   354723769       $216,429.59   11.140       19,428.150
MFS Municipal Bond Fund                     mf; cl A   552987505       $102,342.03   10.180       10,053.245
MFS Virginia Municipal Bond Fund-CL A       mf; cl A   552987505       $145,497.41   11.000       13,227.037
                                                                    $71,624,874.96
                              Total Publicly Traded:                $75,254,606.00

-------------------------------------------------------------------------------
                         Item 1              Item 6       Item 7       Item 8
                         ------             ------       ------       ------
                                          Investment                 Voting
                     Name of Issuer       Discretion    Managers    Authority
-------------------------------------------------------------------------------
Aladdin Knowledge Systems                   sole         n/a          none
Approved Mortgage Corp.                     sole         n/a          none
Capital One Financial Corp.                 sole         n/a          none
CitiGroup Corp.                             sole         n/a          none
Commonwealth Biotechnologies, Inc.          sole         n/a          none
ECI Telecom Ltd.                            sole         n/a          none
EntreMed, Inc.                              sole         n/a         10,000
First Union Corp.                           sole         n/a          none
General Electric Co.                        sole         n/a          none
Humphrey Hospitality Trust                  sole         n/a          none
Koger Equity, Inc.                          sole         n/a          none
Lucent Technologies, Inc.                   sole         n/a          none
Microsoft Corp.                             sole         n/a          none
Midwest Express Holdings                    sole         n/a          none
Pfizer, Inc.                                sole         n/a          none
Philip Morris Companies, Inc.               sole         n/a          none
Shire Pharmaceuticals-ADR                   sole         n/a          none
Sony Corp. - ADR New                        sole         n/a          none
Sun International Hotels LTD                sole         n/a          none
Virginia Gas Company                        sole         n/a          none
Vodafone Group PLC                          sole         n/a          none
World Acceptance Corp.                      sole         n/a          none
AIM Invt Fds Global Telecommunications Cl   sole         n/a          none
AIM Invt Fds Global Telecommunications Cl   sole         n/a          none
Franklin Virginia Tax Free Income Fund      sole         n/a          none
MFS Municipal Bond Fund                     sole         n/a          none
MFS Virginia Municipal Bond Fund-CL A       sole         n/a          none




cs = common stock
REIT = real estate investment trust
ADR = American  Depository Receipt
mf = mutual fund
cb = corporate bond
mb = municipal bond
gb = government bond
mmf = money market fund
wr = warrants